State Street Bank and Trust Company
Legal Administration Services Department
P.O. Box 5049
Boston, MA 02206-5049
August 4, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Office of Filings, Information & Consumer Service

Re:	RidgeWorth Funds (the “Registrant”) (File Nos. 033-45671 and 811-06557)
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Registrant that the Prospectuses and Statement of Additional Information, each dated August 1, 2011, that the Registrant would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically on July 29, 2011.
Please call me at (617) 662-3239 if you have any questions with respect to this certification.
Sincerely,
/s/ Michael Hill
Michael Hill

cc:	Julia Short, President